Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Income (Loss) Per Share [Abstract]
Schedule of Number of Shares and Income (Loss)	Details of the number of shares and income (loss) used in the computation of income (loss) per share
	Year Ended December 31,
	2025		2024		2023
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands
For the computation of basic income (loss)	57,646,403	20,198	57,487,248	14,462	48,830,479	$8,284
Effect of potential dilutive ordinary shares	659,525		329,903		4,845,035	-

For the computation of diluted income (loss)	58,345,581	20,198	57,817,151	14,462	53,675,514	$8,284